As filed with the Securities and Exchange Commission on September 20, 2024

Registration No. 333-281366

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Fidelity Summer Street Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Margaret Carey, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

FIDELITY® SAI SUSTAINABLE FUTURE FUND
A SERIES OF
FIDELITY SUMMER STREET TRUST
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-3455
To the Shareholders of Fidelity® SAI Sustainable Future Fund:
Enclosed is important information concerning your investment in Fidelity® SAI Sustainable Future Fund. We wish to inform you that the Board of Trustees (the Board) of Fidelity Summer Street Trust (the Trust), after careful consideration, has approved an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® SAI Sustainable Future Fund to Fidelity® SAI Sustainable U.S. Equity Fund, a series of the Trust, that has the same investment objective and similar investment strategies, in exchange solely for corresponding shares of beneficial interest of Fidelity® SAI Sustainable U.S. Equity Fund and the assumption by Fidelity® SAI Sustainable U.S. Equity Fund of Fidelity® SAI Sustainable Future Fund’s liabilities, in complete liquidation of Fidelity® SAI Sustainable Future Fund.
The attached combined Prospectus/Information Statement describes the Reorganization in greater detail and contains important information about Fidelity® SAI Sustainable U.S. Equity Fund. The Board believes that this Reorganization will benefit shareholders.
Following the close of business on November 15, 2024, Fidelity® SAI Sustainable Future Fund will be reorganized into Fidelity® SAI Sustainable U.S. Equity Fund.
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. Shareholder approval of the merger is not required because the differences between Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund do not mandate shareholder approval under Rule 17a-8(a)(3) under the Investment Company Act of 1940. You will automatically receive shares of Fidelity® SAI Sustainable U.S. Equity Fund in exchange for your shares of Fidelity® SAI Sustainable Future Fund as of the closing date. If, after reviewing the information contained in the enclosed Prospectus/ Information Statement, you do not wish to receive shares of the Fidelity® SAI Sustainable U.S. Equity Fund pursuant to the Reorganization, you may submit a request to exclude Fidelity® SAI Sustainable U.S. Equity Fund from your portfolio at any time prior to the close of business on November  4 , 2024. Keep in mind that such request could result in the redemption of shares currently invested in the Fidelity® SAI Sustainable U.S. Equity Fund and may have tax consequences. You should consult your tax advisor for more information . If you have questions, you may contact us at 1-800-544-3455. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.
By order of the Board of Trustees,
MARGARET CAREY,Secretary
September 23, 2024

FIDELITY® SAI SUSTAINABLE FUTURE FUND A SERIES OF FIDELITY SUMMER STREET TRUST	FIDELITY® SAI SUSTAINABLE U.S. EQUITY FUND A SERIES OF FIDELITY SUMMER STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-3455
INFORMATION STATEMENT AND PROSPECTUS
SEPTEMBER 23, 2024
This combined Information Statement and Prospectus (Information Statement) is furnished to shareholders of Fidelity® SAI Sustainable Future Fund, a series of Fidelity Summer Street Trust (the trust), in connection with a separate Agreement and Plan of Reorganization (the Agreement) for Fidelity® SAI Sustainable Future Fund that has been approved by the Board of Trustees (the Board) of the trust.
As more fully described in the Information Statement, the transaction contemplated by the Agreement is referred to as the Reorganization. When the Reorganization occurs, each shareholder of Fidelity® SAI Sustainable Future Fund will become a shareholder of Fidelity® SAI Sustainable U.S. Equity Fund. Fidelity® SAI Sustainable Future Fund will transfer all of its assets to Fidelity® SAI Sustainable U.S. Equity Fund in exchange solely for shares of beneficial interest of Fidelity® SAI Sustainable U.S. Equity Fund and the assumption by Fidelity® SAI Sustainable U.S. Equity Fund of Fidelity® SAI Sustainable Future Fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on November 15, 2024, or such other time and date as the parties may agree (the Closing Date).
Fidelity® SAI Sustainable U.S. Equity Fund (together with Fidelity® SAI Sustainable Future Fund, the funds), an equity fund, is a diversified series of Fidelity Summer Street Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® SAI Sustainable U.S. Equity Fund seeks long-term growth of capital. Fidelity® SAI Sustainable U.S. Equity Fund seeks to achieve its investment objective by normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies’ individual environmental, social, and governance (ESG) profile.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Information Statement sets forth concisely the information about the Reorganization and Fidelity® SAI Sustainable U.S. Equity Fund that shareholders should know. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Information Statement by reference, which means they are part of this Information Statement for legal purposes:
(i)	the Statement of Additional Information dated September 23, 2024, relating to this Information Statement;
(ii)	the Prospectus for Fidelity® SAI Sustainable U.S. Equity Fund dated July 30, 2024;
(iii)	the Statement of Additional Information for Fidelity® SAI Sustainable U.S. Equity Fund dated July 30, 2024;
(iv)	the Annual Report for Fidelity® SAI Sustainable U.S. Equity Fund for the fiscal year ended May 31, 2024;
(v)	the Prospectus for Fidelity® SAI Sustainable Future Fund dated July 30, 2024;
(vi)	the Statement of Additional Information for Fidelity® SAI Sustainable Future Fund dated July 30, 2024; and
(vii)	the Annual Report for Fidelity® SAI Sustainable Future Fund for the fiscal year ended May 31, 2024.
You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trust at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-3455 or by visiting Fidelity’s website at www.fidelity.com.
The trust is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, the Trust must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

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SYNOPSIS
The following is a summary of certain information contained elsewhere in this Information Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund, which are incorporated herein by reference. Shareholders should read the entire Information Statement and the Prospectus of Fidelity® SAI Sustainable U.S. Equity Fund carefully for more complete information.
What is involved in the Reorganization?
As more fully described in “The Transaction” below, the Board of the trust has approved the Reorganization of Fidelity® SAI Sustainable Future Fund into Fidelity® SAI Sustainable U.S. Equity Fund, a series of the trust. You are receiving this Information Statement because you are a shareholder of Fidelity® SAI Sustainable Future Fund and will be impacted by the Reorganization.
When the Reorganization occurs, each shareholder of Fidelity® SAI Sustainable Future Fund will become a shareholder of Fidelity® SAI Sustainable U.S. Equity Fund instead. Fidelity® SAI Sustainable Future Fund will transfer all of its assets to Fidelity® SAI Sustainable U.S. Equity Fund in exchange solely for shares of beneficial interest of Fidelity® SAI Sustainable U.S. Equity Fund and the assumption by Fidelity® SAI Sustainable U.S. Equity Fund of Fidelity® SAI Sustainable Future Fund’s liabilities in complete liquidation of the fund. Each shareholder of Fidelity® SAI Sustainable Future Fund will receive shares of Fidelity® SAI Sustainable U.S. Equity Fund. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.
For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the Reorganization?
Yes. The fund’s Board of Trustees has carefully reviewed and approved the Agreement and the Reorganization.
What am I being asked to vote on?
You are not being asked to vote. Rule 17a-8 under the Investment Company Act of 1940 (1940 Act ) does not require shareholder approval under these conditions and we are not asking you for a proxy, and you are not requested to send us one.
What are the reasons for the Reorganization?
The Board of Trustees considered the following factors, among others, in determining to approve the Agreement:
•
The Reorganization will permit Fidelity® SAI Sustainable Future Fund shareholders to pursue the same investment objective and similar investment strategies in a fund with larger assets at the same cost.

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•	The Agreement contains provisions designed to protect shareholders from dilution.
•	The Reorganization will qualify as a tax-free reorganization for federal income tax purposes.
For more information, please refer to the section entitled “The Transaction – Reasons for the Reorganization.”
How will you determine the number of shares of Fidelity® SAI Sustainable U.S. Equity Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, Fidelity® SAI Sustainable Future Fund will distribute shares of Fidelity® SAI Sustainable U.S. Equity Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of Fidelity® SAI Sustainable U.S. Equity Fund equal in value to the net asset value of shares of Fidelity® SAI Sustainable Future Fund held by such shareholder on the Closing Date.
For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization.”
Is the Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes to either fund or to the shareholders of either fund, except that a fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting. In addition, any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
For more information, please refer to the section entitled “The Transaction – Federal Income Tax Considerations.”
How do the funds’ investment objectives, strategies, policies, and limitations compare?
The funds have the same investment objective. Each fund seeks long-term growth of capital. Each fund’s investment objective is non-fundamental and does not require shareholder approval to change.

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The following compares the principal investment strategies of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund:

Fidelity® SAI Sustainable Future Fund	Fidelity® SAI Sustainable U.S. Equity Fund
The Adviser normally invests the fund’s assets primarily in equity securities.	Same principal strategy.
The Adviser normally invests at least 80% of the fund’s assets in securities of companies that the Adviser believes have proven or improving sustainability practices, based on an evaluation of such companies’ individual ESG profile. In general, the Adviser favors those issuers it believes are well positioned to further improve their demonstrated ESG profile in the future.

The Adviser normally invests at least 80% of the fund’s assets in equity securities of U.S. companies that the Adviser believes have proven or improving sustainability practices, based on an evaluation of such companies’ individual ESG profile. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States.

The Adviser’s proprietary ESG ratings process is designed to evaluate an issuer’s current and future ESG positioning relative to its peers. The process has two components. One component evaluates the current state of an issuer’s sustainability practices using a data-driven framework that includes proprietary and third-party (such as CDP, Institutional Shareholder Services, and MSCI) data. The other component involves a qualitative forward-looking assessment of an issuer’s sustainability outlook provided by the Adviser’s fundamental research analysts and ESG team. This qualitative assessment is based on criteria including, but not limited to, the issuer’s public sustainability disclosure, the issuer’s systems and policies regarding sustainability, and issuer engagement on sustainability issues and opportunities.
Same principal strategy.

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Fidelity® SAI Sustainable Future Fund	Fidelity® SAI Sustainable U.S. Equity Fund
The Adviser’s ESG ratings of issuers are derived from multiple factors, including an issuer’s environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer’s social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer’s board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer’s financial outlook, and not all factors may be applicable to all issuers. Based on this process, the Adviser will assign ratings for an issuer’s overall ESG performance.
Same principal strategy.

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Fidelity® SAI Sustainable Future Fund	Fidelity® SAI Sustainable U.S. Equity Fund
The fund may also invest in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact.
Same principal strategy.
The fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.	Same principal strategy.
The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
In buying and selling securities for the fund, in addition to the ESG ratings process, the Adviser also relies on fundamental analysis, which involves a bottom-up assessment of an issuer’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.

Sustainable Investing Exclusions. As part of its investment approach, each fund also applies broad criteria (“exclusion criteria”) that seek to exclude issuers that are directly engaged in, and/or derive significant revenue from, certain industries or product lines. At present, these include: civilian semi-automatic firearms; tobacco production, or bonds issued against the proceeds of tobacco settlements; for-profit prisons; controversial weapons (e.g., cluster munitions, land mines, biological/chemical weapons, blinding lasers, and incendiary weapons); and coal production and/or mining.

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In determining whether an issuer is directly engaged in, and/or derives significant revenue from a particular industry or product line, each fund may use revenue thresholds (e.g., issuers that derive more than 5% of revenue from tobacco production) and/or categorical exclusions (e.g., issuers that derive any revenue from the operation of private prisons or issuers that are classified within the coal production or mining industries), depending on the industry or product line, based generally on data provided by one or more third-party vendor(s). The Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data not representative of an issuer’s current business operations. In such cases, or where data on specific issuers may not be available from third-party vendors, the Adviser may make reasonable estimates or otherwise exercise its discretion.
Each fund’s exclusion criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa. Once the Adviser determines that an issuer is not subject to the fund’s exclusion criteria, the Adviser then employs the sustainability strategy discussed above. In addition, each fund may invest in third-party investment products (e.g., mutual funds, ETFs, and/or index futures) that apply different or no exclusion criteria or sustainable investment strategies.
The implementation of the sustainability strategy (or strategies) is conducted alongside traditional fundamental, bottom-up financial analysis of individual issuers, using traditional fundamental metrics and/or traditional quantitative metrics. The Adviser may also engage in dialogues with the issuer’s management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and sustainability analysis. In addition, each fund may invest in an issuer prior to completion of the sustainability analysis or without engaging with the issuer’s management.
For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
The funds have the same fundamental and non-fundamental investment policies and limitations.
For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectus, and to the “Investment Policies and Limitations” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.
Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Fidelity® SAI Sustainable U.S. Equity Fund.

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How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund:
Management of the Funds
The principal business address of FMR, each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.
As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023, the Adviser had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to each fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR UK, FMR H.K., and FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
FMR is expected to continue serving as manager, and FMR UK, FMR H.K, and FMR Japan are expected to continue serving as sub-advisers of the combined fund after the Reorganization.
Nicole Connolly is Co-Portfolio Manager of Fidelity® SAI Sustainable Future Fund, which she has managed since 2024, and Co-Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which she has managed since 2022. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
Michael Robertson is Co-Portfolio Manager of Fidelity® SAI Sustainable Future Fund, which he has managed since 2024, and Co-Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
Ms. Connolly and Mr. Robertson are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

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For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contract(s)” section of each fund’s Statements of Additional Information, which are incorporated herein by reference.
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month.
The annual management fee rate, as a percentage of each fund’s average net assets, is shown in the following table:

Fund	Management Fee Rate
Fidelity® SAI Sustainable Future Fund	0.498%
Fidelity® SAI Sustainable U.S. Equity Fund	0.498%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services for each fund.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in the fund’s annual report for the fiscal period ended May 31, 2024.
The combined fund will retain Fidelity® SAI Sustainable U.S. Equity Fund’s management fee structure.
For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectus, and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.
Expense Limitation and Reimbursement Arrangements
FMR has contractually agreed to reimburse each of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.60% through the Closing Date or September 30, 2025, respectively (the Expense Caps).
For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectus, which is incorporated herein by reference, and to “Annual Fund Operating Expenses” below.

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Distribution of Fund Shares
The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.
The Distribution and Service Plans for the combined fund will remain unchanged.
For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectus, and to the “Distribution Services” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund Operating Expenses
The following tables show the fees and expenses of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund for the 12 months ended May 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization.
As shown below, the Reorganization is not expected to result in any changes to the management fees or total annual operating expenses (after fee waivers and reimbursements) for shareholders of Fidelity SAI Sustainable Future Fund.

Shareholder fees (fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity® SAI Sustainable Future Fund	Fidelity® SAI Sustainable U.S. Equity Fund	Fidelity® SAI Sustainable U.S. Equity Fund Proforma Combined
Management fee	0.50% A	0.50% A	0.50% A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.29%	0.22%	0.14%
Total annual operating expenses	0.79%	0.72%	0.64%
Fee waiver and/or expense reimbursement	0.19% A,B	0.12% A,B	0.04% A,B
Total annual operating expenses after fee waiver and/or expense reimbursement	0.60%	0.60%	0.60%

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A	Adjusted to reflect current fees.
B
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.60% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds all of his or her shares, as applicable.

	Fidelity® SAI Sustainable Future Fund	Fidelity® SAI Sustainable U.S. Equity Fund	Fidelity® SAI Sustainable U.S. Equity Fund Proforma Combined
1 year	$61	$61	$61
3 years	$227	$214	$199
5 years	$413	$385	$351
10 years	$954	$879	$793

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
Do the procedures for purchasing and redeeming shares of the funds differ?
The procedures for purchasing shares of the funds are the same.
For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectus, and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.

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Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by the funds are the same. The exchange privileges offered by the combined fund will remain unchanged.
For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectus, and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
The funds’ dividend and distribution policies are the same. Each fund normally declares and pays dividends in July and December. Each fund normally pays capital gain distributions in July and December. The dividend and distribution policies of the combined fund will be the same as the current dividend and distribution policies of Fidelity® SAI Sustainable U.S. Equity Fund.
On or before the Closing Date, Fidelity® SAI Sustainable Future Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain (if any).
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectus, and to the “Distributions and Taxes” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.
Who bears the expenses associated with the Reorganization?
FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund, respectively, notwithstanding the contractual expense caps in place. Any transaction costs associated with portfolio adjustments to Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® SAI Sustainable U.S. Equity Fund that occur after the Closing Date will be borne by Fidelity® SAI Sustainable U.S. Equity Fund.
For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

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COMPARISON OF PRINCIPAL RISK FACTORS
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.
The following is a summary of the principal risks associated with an investment in the funds.
What risks are associated with an investment in both of the funds?
Each fund is subject to the following principal risks:
•
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•
Sustainability Risk. Application of FMR’s environmental, social, and governance (ESG) Fidelity Management & Research Company LLC’s (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund’s exposure to certain issuers, sectors, regions, and countries and may affect the fund’s performance depending on whether certain investments are in or out of favor. The criteria related to the fund’s ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer’s business practices.

•
Foreign Exposure. Foreign markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

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•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
•
Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

•
Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectus, and to the “Investment Policies and Limitations” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.
How do the funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the funds. The information illustrates the performance of the fund’s shares over the past year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the funds’ Prospectus. Past performance (before and after taxes) is not an indication of future performance.

17

Year-by-Year Returns
Fidelity® SAI Sustainable Future Fund

2023
21.47%
30%
20%
10%
0%
-10%

| *During the periods shown in the chart:* | *Returns* | *Quarter ended* |
|---|---|---|
| *Highest Quarter Return* | *11.88%* | *December 31, 2023* |
| *Lowest Quarter Return* | *-3.26%* | *September 30, 2023* |
| *Year-to-Date Return* | *19.87%* | *June 30, 2024* |

Fidelity® SAI Sustainable U.S. Equity Fund

2023
24.99%
30%
20%
10%
0%
-10%

| *During the periods shown in the chart:* | *Returns* | *Quarter ended* |
|---|---|---|
| *Highest Quarter Return* | *12.27%* | *December 31, 2023* |
| *Lowest Quarter Return* | *-4.81%* | *September 30, 2023* |
| *Year-to-Date Return* | *12.98%* | *June 30, 2024* |

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Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Fidelity® SAI Sustainable Future Fund

For the periods ended December 31, 2023	Past 1 year	Life of fund
Fidelity® SAI Sustainable Future Fund
Return Before Taxes	21.47%	5.00%A
Return After Taxes on Distributions	21.33%	4.86%A
Return After Taxes on Distributions and Sale of Fund Shares	12.80%	3.82%A
MSCI USA IMI ESG Leaders Index (reflects no deduction for fees, expenses or taxes)	27.82%	7.44%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	6.15%

A	From April 14, 2022.
Fidelity® SAI Sustainable U.S. Equity Fund

For the periods ended December 31, 2023	Past 1 year	Life of fund
Fidelity® SAI Sustainable U.S. Equity Fund
Return Before Taxes	24.99%	5.60%A
Return After Taxes on Distributions	24.85%	5.44%A
Return After Taxes on Distributions and Sale of Fund Shares	14.89%	4.27%A
MSCI USA IMI ESG Leaders Index (reflects no deduction for fees, expenses or taxes)	27.82%	7.44%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	6.15%

A	From April 14, 2022.

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THE TRANSACTION
AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY®
SAI SUSTAINABLE FUTURE FUND AND FIDELITY® SAI SUSTAINABLE
U.S. EQUITY FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Information Statement.
The Agreement contemplates (a) Fidelity® SAI Sustainable U.S. Equity Fund acquiring as of the Closing Date all of the assets of Fidelity® SAI Sustainable Future Fund in exchange solely for shares of Fidelity® SAI Sustainable U.S. Equity Fund and the assumption by Fidelity® SAI Sustainable U.S. Equity Fund of Fidelity® SAI Sustainable Future Fund’s liabilities; and (b) the distribution of shares of Fidelity® SAI Sustainable U.S. Equity Fund to the shareholders of Fidelity® SAI Sustainable Future Fund as provided for in the Agreement.
The value of Fidelity® SAI Sustainable Future Fund’s assets to be acquired by Fidelity® SAI Sustainable U.S. Equity Fund and the amount of its liabilities to be assumed by Fidelity® SAI Sustainable U.S. Equity Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® SAI Sustainable U.S. Equity Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® SAI Sustainable U.S. Equity Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.
As of the Closing Date, Fidelity® SAI Sustainable U.S. Equity Fund will deliver to Fidelity® SAI Sustainable Future Fund, and Fidelity® SAI Sustainable Future Fund will distribute to its shareholders of record, shares of Fidelity® SAI Sustainable U.S. Equity Fund so that each Fidelity® SAI Sustainable Future Fund shareholder will receive the number of full and fractional shares of Fidelity® SAI Sustainable U.S. Equity Fund equal in value to the aggregate net asset value of shares of Fidelity® SAI Sustainable Future Fund held by such shareholder on the Closing Date; Fidelity® SAI Sustainable Future Fund will be liquidated as soon as practicable thereafter. Each Fidelity® SAI Sustainable Future Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® SAI Sustainable U.S. Equity Fund due that shareholder. The net asset value per share of Fidelity® SAI Sustainable U.S. Equity Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity® SAI Sustainable U.S. Equity Fund in a name other than that of the registered holder of the shares on the books of Fidelity® SAI Sustainable Future Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting

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responsibility of Fidelity® SAI Sustainable Future Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity® SAI Sustainable Future Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, which will consist principally of printing and mailing Prospectuses and the Information Statement.
In connection with the Reorganization, FMR will sell a portion of the securities held by Fidelity® SAI Sustainable Future Fund and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund, respectively, notwithstanding the contractual expense caps in place. Any transaction costs associated with portfolio adjustments to Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® SAI Sustainable U.S. Equity Fund that occur after the Closing Date will be borne by Fidelity® SAI Sustainable U.S. Equity Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner.
Reasons for the Reorganization
In determining whether to approve the Reorganization, the Board of Trustees (the Board) considered a number of factors, including the following:
(1)
the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8)
the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Fidelity® SAI Sustainable Future Fund shareholders to pursue the same

21

investment objective and similar investment strategies in a fund with larger assets at the same cost. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Fidelity® SAI Sustainable U.S. Equity Fund is a series of the trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® SAI Sustainable U.S. Equity Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® SAI Sustainable U.S. Equity Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® SAI Sustainable U.S. Equity Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® SAI Sustainable U.S. Equity Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the fund’s Statements of Additional Information, which are incorporated herein by reference.
The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust(s) – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® SAI Sustainable U.S. Equity Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity® SAI Sustainable U.S. Equity Fund’s Prospectus, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury

22

Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity® SAI Sustainable Future Fund shareholders that have their Fidelity® SAI Sustainable Future Fund shares exchanged for Fidelity® SAI Sustainable U.S. Equity Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity® SAI Sustainable Future Fund’s assets for Fidelity® SAI Sustainable U.S. Equity Fund’s shares and the assumption of the liabilities of Fidelity® SAI Sustainable Future Fund by Fidelity® SAI Sustainable U.S. Equity Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund, substantially to the effect that:
(i) The acquisition by Fidelity® SAI Sustainable U.S. Equity Fund of substantially all of the assets of Fidelity® SAI Sustainable Future Fund in exchange solely for Fidelity® SAI Sustainable U.S. Equity Fund shares and the assumption by Fidelity® SAI Sustainable U.S. Equity Fund of all liabilities of Fidelity® SAI Sustainable Future Fund followed by the distribution of Fidelity® SAI Sustainable U.S. Equity Fund shares to the Fidelity® SAI Sustainable Future Fund shareholders in exchange for their Fidelity® SAI Sustainable Future Fund shares in complete liquidation and termination of Fidelity® SAI Sustainable Future Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity® SAI Sustainable Future Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® SAI Sustainable U.S. Equity Fund in exchange solely for Fidelity® SAI Sustainable U.S. Equity Fund shares and the assumption by Fidelity® SAI Sustainable U.S. Equity Fund of all liabilities of Fidelity® SAI Sustainable Future Fund, except that Fidelity® SAI Sustainable Future Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity® SAI Sustainable Future Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® SAI Sustainable U.S. Equity Fund shares received by Fidelity® SAI Sustainable Future Fund in the Reorganization;
(iv) Fidelity® SAI Sustainable U.S. Equity Fund will recognize no gain or loss upon the receipt of the assets of Fidelity® SAI Sustainable Future Fund in exchange solely for Fidelity® SAI Sustainable U.S. Equity Fund shares and the assumption of all liabilities of Fidelity® SAI Sustainable Future Fund;
(v) The adjusted basis to Fidelity® SAI Sustainable U.S. Equity Fund of the assets of Fidelity® SAI Sustainable Future Fund received by Fidelity® SAI Sustainable U.S. Equity Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity® SAI Sustainable Future Fund immediately before the exchange;

23

(vi) Fidelity® SAI Sustainable U.S. Equity Fund’s holding periods with respect to the assets of Fidelity® SAI Sustainable Future Fund that Fidelity® SAI Sustainable U.S. Equity Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity® SAI Sustainable Future Fund (except where investment activities of Fidelity® SAI Sustainable U.S. Equity Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity® SAI Sustainable Future Fund shareholders will recognize no gain or loss upon receiving Fidelity® SAI Sustainable U.S. Equity Fund shares in exchange solely for Fidelity® SAI Sustainable Future Fund shares;
(viii) The aggregate basis of the Fidelity® SAI Sustainable U.S. Equity Fund shares received by a Fidelity® SAI Sustainable Future Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity® SAI Sustainable Future Fund shares surrendered by the Fidelity® SAI Sustainable Future Fund shareholder in exchange therefor; and
(ix) A Fidelity® SAI Sustainable Future Fund shareholder’s holding period for the Fidelity® SAI Sustainable U.S. Equity Fund shares received by the Fidelity® SAI Sustainable Future Fund shareholder in the Reorganization will include the holding period during which the Fidelity® SAI Sustainable Future Fund shareholder held Fidelity® SAI Sustainable Future Fund shares surrendered in exchange therefor, provided that the Fidelity® SAI Sustainable Future Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither Fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity® SAI Sustainable Future Fund would recognize gain or loss on the transfer of its assets to Fidelity® SAI Sustainable U.S. Equity Fund, and each Fidelity® SAI Sustainable Future Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity® SAI Sustainable Future Fund shares and the fair market value of the Fidelity® SAI Sustainable U.S. Equity Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity® SAI Sustainable Future Fund, which could accelerate distributions to shareholders from Fidelity® SAI Sustainable Future Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity® SAI Sustainable Future Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed

24

without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including any capital loss carryforwards) and net unrealized gains/losses as of May 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity® SAI Sustainable Future Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® SAI Sustainable U.S. Equity Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® SAI Sustainable U.S. Equity Fund’s ability to use Fidelity® SAI Sustainable Future Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of May 31, 2024 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)
Fidelity® SAI Sustainable Future Fund	May 31	$78.6	$ 0.5	$ 10.3
Fidelity® SAI Sustainable U.S. Equity Fund	May 31	$ 110.4	$0.9	$11.2

Shareholders of Fidelity® SAI Sustainable Future Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state, local and foreign tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund are each diversified series of the trust, an open-end management investment company organized as a Massachusetts business trust on March 23, 1977. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of a Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Fidelity® SAI Sustainable Future Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statement of Additional Information, which is incorporated herein by reference.

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Operations of Fidelity® SAI Sustainable U.S. Equity Fund Following the Reorganization
FMR does not expect Fidelity® SAI Sustainable U.S. Equity Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® SAI Sustainable U.S. Equity Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® SAI Sustainable U.S. Equity Fund in their current capacities. Nicole Connolly and Michael Robertson, who are currently Co-Portfolio Managers of Fidelity® SAI Sustainable U.S. Equity Fund, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
The Acquiring Fund will be the accounting survivor.
Capitalization
The following table shows the capitalization of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund as of May 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of May 31, 2024, the net assets of Fidelity® SAI Sustainable Future Fund were $78,591,501, or 71.2% of Fidelity® SAI Sustainable U.S. Equity Fund.
Fidelity® SAI Sustainable Future Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® SAI Sustainable Future Fund	$78,591,501	$ 12.52	6,276,869

Fidelity® SAI Sustainable U.S. Equity Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® SAI Sustainable U.S. Equity Fund	$110,443,950	$ 12.11	9,122,181

Fidelity® SAI Sustainable U.S. Equity Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding[b]
Fidelity® SAI Sustainable U.S. Equity Fund	$189,035,451	$ 12.11	15,611,983

(a)	Fidelity® SAI Sustainable Future Fund’s estimated one-time Reorganization costs is approximately $71,000.
(b)
Shares outstanding have been adjusted for the accumulated change in the number of shares of the Fidelity® SAI Sustainable Future Fund and the Fidelity® SAI Sustainable U.S. Equity Fund’s net asset value per share assuming the Reorganization would have taken place on May 31, 2024.

26

The table above assumes that the Reorganization occurred on May 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® SAI Sustainable U.S. Equity Fund shares will be received by shareholders of Fidelity® SAI Sustainable Future Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® SAI Sustainable U.S. Equity Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of the Trust at a meeting held on July 17, 2024. The Board of Trustees determined that the Reorganization is in the best interests of shareholders of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund and that the interests of existing shareholders of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Fidelity® SAI Sustainable Future Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of the trust may consider other proposals for the Reorganization or liquidation of the fund.

27

ADDITIONAL INFORMATION ABOUT THE FUNDS
Fidelity® SAI Sustainable U.S. Equity Fund’s financial highlights for the fiscal years ended May 31 (audited) are shown in the table below:
Fidelity® SAI Sustainable U.S. Equity Fund

Years ended May 31,	2024	2023	2022A
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$9.25	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.09	.10D	.01
Net realized and unrealized gain (loss)	2.46	.32	(.76)
Total from investment operations	2.55	.42	(.75)
Distributions from net investment income	(.05)	(.06)	—
Total distributions	(.05)	(.06)	—
Net asset value, end of period	$12.11	$9.61	$9.25
Total ReturnE,F	26.61%	4.53%	(7.50)%

Ratios to Average Net AssetsC,G,H
Expenses before reductions	.73%	3.03%	7.28%I,J
Expenses net of fee waivers, if any	.59%	.59%	.60%I,J
Expenses net of all reductions	.59%	.59%	.60%I,J
Net investment income (loss)	.82%	1.07%D	.73%I,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,444	$8,044	$928
Portfolio turnover rateK	49%	35%	2%L

A	For the period April 14, 2022 (commencement of operations) through May 31, 2022.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

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H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Audit fees are not annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Amount not annualized.
Fidelity® SAI Sustainable U.S. Equity Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP contained in the fund’s Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information relating to this Information Statement.
Fidelity® SAI Sustainable Future Fund’s financial highlights for the fiscal year ended May 31, 2024, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.
The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Expenses
FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund, respectively, notwithstanding the contractual expense caps in place. Any transaction costs associated with portfolio adjustments to Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® SAI Sustainable U.S. Equity Fund that occur after the Closing Date will be borne by Fidelity® SAI Sustainable U.S. Equity Fund.
Fidelity® SAI Sustainable Future Fund will reimburse brokerage firms and others for their reasonable expenses in forwarding material to the beneficial owners of shares.
For a free copy of the funds’ annual reports for the fiscal year ended May 31, 2024 call 1-800-544-3455, visit Fidelity’s website at www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

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Share Ownership
As of July 31, 2024, shares of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund issued and outstanding were as follows:

Number of Shares
Fidelity® SAI Sustainable Future Fund	7,375,755
Fidelity® SAI Sustainable U.S. Equity Fund	10,797,512

As of July 31, 2024, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.
To the knowledge of the trust, no shareholder owned of record and/or beneficially 5% or more of the outstanding shares on the date.
MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of Fidelity® SAI Sustainable U.S. Equity Fund shares have been passed upon by Dechert LLP, counsel to the trust.
Experts
The audited financial statements of Fidelity® SAI Sustainable Future Fund and Fidelity® SAI Sustainable U.S. Equity Fund are incorporated by reference into the Statement of Additional Information relating to this Information Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the funds’ Annual Reports to Shareholders for the fiscal year ended May 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise the Trust, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts, 02210, whether other persons are beneficial owners of shares for which the Information Statement is being mailed and, if so, the number of copies of the Information Statement and Annual Report you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of July 17, 2024, by and between Fidelity Summer Street Trust, a Massachusetts business trust, on behalf of its series Fidelity® SAI Sustainable Future Fund (the Acquired Fund) and Fidelity® SAI Sustainable U.S. Equity Fund (the Acquiring Fund). Fidelity Summer Street Trust may be referred to herein as the “Trust.” The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The Reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated July 30, 2024, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired

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Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at May 31, 2024, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of May 31, 2024 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since May 31, 2024;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the information statement of the Acquired Fund included therein (Information Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Information Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

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(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated July 30, 2024, as supplemented, previously furnished to the Acquired Fund, did not

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and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at May 31, 2024, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of May 31, 2024 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since May 31, 2024;
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on May 31, 2025;

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(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;
(m) The Registration Statement and the Information Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.
(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or

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interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

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(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectuses and Statements of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Information Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.
(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on November 15, 2024, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).
(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the

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reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. TERMINATION OF THE ACQUIRED FUND.
The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by the Board of Trustees of the Trust on behalf of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, through the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of

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each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(g) Reserved;
(h) That there has been no material adverse change in the Acquired Fund’s financial position since May 31, 2024, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) Reserved;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated

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hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.
(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.
(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.
(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

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(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.
(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

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13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

42

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9916792.100	SFF24-N14-0924

Fidelity® SAI Sustainable Future Fund

Fidelity® SAI Sustainable U.S. Equity Fund

(Series of Fidelity Summer Street Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

September 23, 2024

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity® SAI Sustainable Future Fund (Acquired Fund), a series of Fidelity Summer Street Trust, by Fidelity® SAI Sustainable U.S. Equity Fund (Acquiring Fund), a series of Fidelity Summer Street Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Information Statement which relates to the Reorganization. As described in the Information Statement, Acquiring Fund will acquire all of the assets of Acquired Fund and assume all of Acquired Fund’s liabilities, in exchange solely for shares of beneficial interest in Acquiring Fund.

This SAI is not a prospectus and should be read in conjunction with the Information Statement. The Information Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Fidelity® SAI Sustainable U.S. Equity Fund dated July 30, 2024, which was previously filed via EDGAR (Accession No. 0000225322-24-000279).
2.	The Statement of Additional Information of Fidelity® SAI Sustainable U.S. Equity Fund dated July 30, 2024, which was previously filed via EDGAR (Accession No. 0000225322-24-000279).
3.	The Prospectus of Fidelity® SAI Sustainable Future Fund dated July 30, 2024, which was previously filed via EDGAR (Accession No. 0000225322-24-000279).
4.	The Statement of Additional Information of Fidelity® SAI Sustainable Future Fund dated July 30, 2024, which was previously filed via EDGAR (Accession No. 0000225322-24-000279).
5.	The Financial Statements included in the Annual Report of Fidelity® SAI Sustainable U.S. Equity Fund for the fiscal year ended May 31, 2024, which was previously filed via EDGAR (Accession No. 0000225322-24-000268).
6.	The Financial Statements included in the Annual Report of Fidelity® SAI Sustainable Future Fund for the fiscal year ended May 31, 2024, which was previously filed via EDGAR (Accession No. 0000225322-24-000268).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Information Statement.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Fund and those of the Acquiring Fund.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)

(a)	Amended and Restated Declaration of Trust, dated May 16, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 60.
(b)	Amendment to the Declaration of Trust, dated May 19, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 63.
(c)	Amendment to the Declaration of Trust, dated March 19, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 74.
(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 63.
(3)	Not applicable.

(4)	Agreement and Plan of Reorganization between Fidelity Summer Street Trust: Fidelity SAI Sustainable Future Fund and Fidelity Summer Street Trust: Fidelity SAI Sustainable U.S. Equity Fund is filed herein as Exhibit 1 to the Information Statement and Prospect
(5)	Articles III, VIII, X and XI of the Amended and Restated Declaration of Trust, dated May 16, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 60; and Article VIII of the Certificate of Amendment to the Declaration of Trust, dated March 19, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 74.

(6)
(1)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Agricultural Productivity Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 221.
(2)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Capital & Income Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 221.
(3)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Climate Action Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 221.
(4)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Focused High Income Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 221.
(5)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Global High Income Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 221.
(6)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Healthy Future Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 221.
(7)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity High Income Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 221.
(8)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity New Markets Income Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 221.
(9)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity SAI High Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 221.
(10)	Management Contract, dated March 6, 2024, between Fidelity SAI Real Estate Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 224.
(11)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity SAI Sustainable Future Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 221.

(12)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity SAI Sustainable Sector Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 221.
(13)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity SAI Sustainable U.S. Equity Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 221.
(14)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Floating Rate High Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 177.
(15)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series High Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 177.
(16)	Management Contract, dated January 18, 2023, between Fidelity Series Sustainable U.S. Market Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 214.
(17)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Short Duration High Income Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 221.
(18)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund) and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 221.
(19)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity U.S. Low Volatility Equity Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 221.
(20)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Water Sustainability Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 221.
(21)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Women’s Leadership Fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 221.
(22)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors and Fidelity Management & Research Company LLC, on behalf of Fidelity Global High Income Fund, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 221.
(23)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity Global High Income Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 177.
(24)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors and Fidelity Management & Research Company LLC, on behalf of Fidelity New Markets Income Fund, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 221.
(25)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity New Markets Income Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 177.
(26)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Agricultural Productivity Fund, Fidelity Capital & Income Fund, Fidelity Climate Action Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund, Fidelity Healthy Future Fund, Fidelity High Income Fund, Fidelity New Markets Income Fund, Fidelity SAI High Income Fund, Fidelity SAI Real Estate Fund, Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, Fidelity SAI Sustainable U.S. Equity Fund, Fidelity Short Duration High Income Fund, Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund), Fidelity U.S. Low Volatility Equity Fund, Fidelity Water Sustainability Fund, and Fidelity Women’s Leadership Fund is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 221.

(27)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Agricultural Productivity Fund, Fidelity Capital & Income Fund, Fidelity Climate Action Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund, Fidelity Healthy Future Fund, Fidelity High Income Fund, Fidelity New Markets Income Fund, Fidelity SAI High Income Fund, Fidelity SAI Real Estate Fund, Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, Fidelity SAI Sustainable U.S. Equity Fund, Fidelity Short Duration High Income Fund, Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund), Fidelity U.S. Low Volatility Equity Fund, Fidelity Water Sustainability Fund, and Fidelity Women’s Leadership Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 225.
(28)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Sustainable U.S. Market Fund is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 221.
(29)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Sustainable U.S. Market Fund is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 221.
(30)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Floating Rate High Income Fund and Fidelity Series High Income Fund is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 221.
(31)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Floating Rate High Income Fund and Fidelity Series High Income Fund is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 221.
(32)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Agricultural Productivity Fund, Fidelity Capital & Income Fund, Fidelity Climate Action Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund, Fidelity Healthy Future Fund, Fidelity High Income Fund, Fidelity New Markets Income Fund, Fidelity SAI High Income Fund, Fidelity SAI Real Estate Fund, Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, Fidelity SAI Sustainable U.S. Equity Fund, Fidelity Short Duration High Income Fund, Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund), Fidelity U.S. Low Volatility Equity Fund, Fidelity Water Sustainability Fund, and Fidelity Women’s Leadership Fund is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 221.
(33)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Agricultural Productivity Fund, Fidelity Capital & Income Fund, Fidelity Climate Action Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund, Fidelity Healthy Future Fund, Fidelity High Income Fund, Fidelity New Markets Income Fund, Fidelity SAI High Income Fund, Fidelity SAI Real Estate Fund, Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, Fidelity SAI Sustainable U.S. Equity Fund, Fidelity Short Duration High Income Fund, Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund), Fidelity U.S. Low Volatility Equity Fund, Fidelity Water Sustainability Fund, and Fidelity Women’s Leadership Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 225.
(34)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Sustainable U.S. Market Fund is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 221.
(35)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Sustainable U.S. Market Fund is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 221.

(36)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Floating Rate High Income Fund and Fidelity Series High Income Fund is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 221.
(37)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Floating Rate High Income Fund and Fidelity Series High Income Fund is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 221.
(38)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Agricultural Productivity Fund, Fidelity Capital & Income Fund, Fidelity Climate Action Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund, Fidelity Healthy Future Fund, Fidelity High Income Fund, Fidelity New Markets Income Fund, Fidelity SAI High Income Fund, Fidelity SAI Real Estate Fund, Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, Fidelity SAI Sustainable U.S. Equity Fund, Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund), Fidelity U.S. Low Volatility Equity Fund, Fidelity Water Sustainability Fund, and Fidelity Women’s Leadership Fund is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 221.
(39)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Agricultural Productivity Fund, Fidelity Capital & Income Fund, Fidelity Climate Action Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund, Fidelity Healthy Future Fund, Fidelity High Income Fund, Fidelity New Markets Income Fund, Fidelity SAI High Income Fund, Fidelity SAI Real Estate Fund, Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, Fidelity SAI Sustainable U.S. Equity Fund, Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund), Fidelity U.S. Low Volatility Equity Fund, Fidelity Water Sustainability Fund, and Fidelity Women’s Leadership Fund, is incorporated herein by reference to Exhibit (d)(39) Post-Effective Amendment No. 225 .
(40)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Sustainable U.S. Market Fund is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 221.
(41)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Sustainable U.S. Market Fund is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 221.
(42)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Floating Rate High Income Fund and Fidelity Series High Income Fund is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 221.
(43)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Floating Rate High Income Fund and Fidelity Series High Income Fund is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 221.
(7)
(1)	General Distribution Agreement, dated March 11, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Agricultural Productivity Fund is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 181.
(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Capital & Income Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 177.
(3)	General Distribution Agreement, dated May 19, 2021, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Climate Action Fund is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 194.
(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Focused High Income Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 177.

(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Global High Income Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 177.
(6)	General Distribution Agreement, dated January 19, 2022, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Healthy Future Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 206.
(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity High Income Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 177.
(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity New Markets Income Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 177.
(9)	General Distribution Agreement, dated February 17, 2021, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI High Income Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 194.
(10)	General Distribution Agreement, dated March 6, 2024, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI Real Estate Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 224.
(11)	General Distribution Agreement, dated January 19, 2022, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI Sustainable Future Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No 202.
(12)	General Distribution Agreement, dated January 19, 2022, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI Sustainable Sector Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No 202.
(13)	General Distribution Agreement, dated January 19, 2022, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI Sustainable U.S. Equity Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No 202.
(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Floating Rate High Income Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 177.
(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series High Income Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 177.
(16)	General Distribution Agreement, dated January 18, 2023, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Sustainable U.S. Market Fund, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 214.
(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Short Duration High Income Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 177.
(18)	General Distribution Agreement, dated May 19, 2021, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund), is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 194.
(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity U.S. Low Volatility Equity Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 177.

(20)	General Distribution Agreement, dated March 11, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Water Sustainability Fund is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 181.
(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Summer Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Women’s Leadership Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 177.
(22)	Form of Selling Dealer Agreement (most recently revised March 2024) , is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.
(23)	Form of Bank Agency Agreement (most recently revised March 2024) , is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.
(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.
(9)
(1)	Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.
(2)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Climate Action Fund, Fidelity Global High Income Fund, Fidelity High Income Fund, Fidelity SAI High Income Fund, Fidelity SAI Real Estate Fund, Fidelity Series Floating Rate High Income Fund, Fidelity Series High Income Fund, Fidelity Short Duration High Income Fund, Fidelity Sustainable U.S. Equity Fund, and Fidelity Women’s Leadership Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(3)	Custodian Agreement, dated May 23, 2019, between Citibank, N.A. and Fidelity Capital & Income Fund and Fidelity New Markets Income Fund, is incorporated herein by reference to Exhibit (g)(3) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 482.
(4)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Focused High Income Fund and Fidelity Series Sustainable U.S. Market Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(5)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Healthy Future Fund, Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, Fidelity SAI Sustainable U.S. Equity Fund, and Fidelity U.S. Low Volatility Equity Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.
(10)
(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Agricultural Productivity Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 181.
(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Capital & Income Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 177.
(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Climate Action Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 194.
(4)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Climate Action Fund: Fidelity Advisor Climate Action Fund Class A, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 194.
(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Climate Action Fund: Fidelity Advisor Climate Action Fund Class C, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 194.
(6)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Climate Action Fund: Fidelity Advisor Climate Action Fund Class I, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 194.

(7)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Climate Action Fund: Fidelity Advisor Climate Action Fund Class M, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 194.
(8)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Climate Action Fund: Fidelity Advisor Climate Action Fund Class Z, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 194.
(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Focused High Income Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 177.
(10)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global High Income Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 177.
(11)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global High Income Fund: Fidelity Advisor Global High Income Fund Class A, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 177.
(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global High Income Fund: Fidelity Advisor Global High Income Fund Class M, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 177.
(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global High Income Fund: Fidelity Advisor Global High Income Fund Class C, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 177.
(14)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global High Income Fund: Fidelity Advisor Global High Income Fund Class I, is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 177.
(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Healthy Future Fund is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 206.
(16)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Healthy Future Fund: Fidelity Advisor Healthy Future Fund: Class A, is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 206.
(17)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Healthy Future Fund: Fidelity Advisor Healthy Future Fund: Class M, is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 206.
(18)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Healthy Future Fund: Fidelity Advisor Healthy Future Fund: Class C, is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 206.
(19)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Healthy Future Fund: Fidelity Advisor Healthy Future Fund: Class I, is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 206.
(20)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Healthy Future Fund: Fidelity Advisor Healthy Future Fund: Class Z, is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 206.
(21)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Income Fund is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 177.
(22)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Income Fund: Fidelity Advisor High Income Fund Class A, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 177.
(23)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Income Fund: Fidelity Advisor High Income Fund Class M, is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 177.
(24)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Income Fund: Fidelity Advisor High Income Fund Class C, is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 177.
(25)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Income Fund: Fidelity Advisor High Income Fund Class I, is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 177.

(26)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Income Fund: Fidelity Advisor High Income Fund Class Z, is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 177.
(27)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Markets Income Fund: Fidelity New Markets Income Fund is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 177.
(28)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Markets Income Fund: Fidelity Advisor New Markets Income Fund Class A, is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 177.
(29)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Markets Income Fund: Fidelity Advisor New Markets Income Fund Class M, is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 177.
(30)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Markets Income Fund: Fidelity Advisor New Markets Income Fund Class C, is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 177.
(31)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Markets Income Fund: Fidelity Advisor New Markets Income Fund Class I, is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 177.
(32)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Markets Income Fund: Fidelity Advisor New Markets Income Fund Class Z, is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 177.
(33)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI High Income Fund is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 193.
(34)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Real Estate Fund is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 224.
(35)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Sustainable Future Fund is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 202.
(36)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Sustainable Sector Fund is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 202.
(37)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Sustainable U.S. Equity Fund is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 202.
(38)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Floating Rate High Income Fund is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 177.
(39)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series High Income Fund is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 177.
(40)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Sustainable U.S. Market Fund is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 214.
(41)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short Duration High Income Fund is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 177.
(42)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short Duration High Income Fund: Fidelity Advisor Short Duration High Income Fund Class A, is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 177.
(43)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short Duration High Income Fund: Fidelity Advisor Short Duration High Income Fund Class M, is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 177.
(44)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short Duration High Income Fund: Fidelity Advisor Short Duration High Income Fund Class C, is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 177.
(45)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short Duration High Income Fund: Fidelity Advisor Short Duration High Income Fund Class I, is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 177.
(46)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short Duration High Income Fund: Fidelity Advisor Short Duration High Income Fund Class Z, is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 177.
(47)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund) is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 194.
(48)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund): Fidelity Advisor Sustainability U.S. Equity Fund Class A (currently known as Fidelity Advisor Sustainable U.S. Equity Fund: Class A), is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 194.
(49)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund): Fidelity Advisor Sustainability U.S. Equity Fund Class C (currently known as Fidelity Advisor Sustainable U.S. Equity Fund Class C), is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 194.
(50)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund): Fidelity Advisor Sustainability U.S. Equity Fund Class I (currently known as Fidelity Advisor Sustainable U.S. Equity Fund Class I), is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 194.
(51)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund): Fidelity Advisor Sustainability U.S. Equity Fund Class M (currently known as Fidelity Advisor Sustainable U.S. Equity Fund Class M), is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 194.
(52)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability U.S. Equity Fund (currently known as Fidelity Sustainable U.S. Equity Fund): Fidelity Advisor Sustainability U.S. Equity Fund Class Z (currently known as Fidelity Advisor Sustainable U.S. Equity Fund Class Z), is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 194.
(53)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Low Volatility Equity Fund is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 177.
(54)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Water Sustainability Fund is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 181.
(55)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Women’s Leadership Fund is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 177.
(56)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Women’s Leadership Fund: Fidelity Advisor Women’s Leadership Fund Class A, is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 177.
(57)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Women’s Leadership Fund: Fidelity Advisor Women’s Leadership Fund Class C, is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 177.
(58)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Women’s Leadership Fund: Fidelity Advisor Women’s Leadership Fund Class M, is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 177.
(59)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Women’s Leadership Fund: Fidelity Advisor Women’s Leadership Fund Class I, is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 177.

(60)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Women’s Leadership Fund: Fidelity Advisor Women’s Leadership Fund Class Z, is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 177.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Summer Street Trust’s N-14.
(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.
(13)	Not applicable.
(14)	Consent of PricewaterhouseCoopers LLP, dated September 18, 2024, is filed herein as Exhibit 14.
(15)	Not applicable.
(16)	Power of Attorney, dated August 1, 2024, is filed herein as Exhibit 16.
(17)	Not applicable.
Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 20th day of September 2024.

Fidelity Summer Street Trust

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	September 20, 2024
Stacie M. Smith		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	September 20, 2024
John J. Burke III		(Principal Financial Officer)

/s/ Vijay C. Advani	*	Trustee	September 20, 2024
Vijay C. Advani

/s/ Thomas P. Bostick	*	Trustee	September 20, 2024
Thomas P. Bostick

/s/ Donald F. Donahue	*	Trustee	September 20, 2024
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	September 20, 2024
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	September 20, 2024
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	September 20, 2024
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	September 20, 2024
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	September 20, 2024
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	September 20, 2024
Oscar Munoz

/s/ Karen B. Peetz	*	Trustee	September 20, 2024
Karen B. Peetz

/s/ David M. Thomas	*	Trustee	September 20, 2024
David M. Thomas

(Signature)		(Title)	(Date)

/s/ Susan Tomasky	*	Trustee	September 20, 2024
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	September 20, 2024
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated August 1, 2024, and filed herewith.